Income Tax Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense	¥ 182,459,389	¥ 401,913,951	¥ 333,883,691
Deferred tax (benefit)/expense	3,908,847	(105,085,476)	(57,888,823)
Total income tax expense	¥ 186,368,236	¥ 296,828,475	¥ 275,994,868